PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 152	$ 163